Business Combination (Details) - Schedule of Net Assets Acquired Primarily Consisted	Jan. 01, 2022 USD ($)
Schedule of Net Assets Acquired Primarily Consisted [Abstract]
Cash	$ 459,792
Inventories	105,638
Other current assets	50,158
Property and equipment, net	802,137
Total	1,417,725
Less: other current liabilities	(454,673)
Net tangible assets	$ 963,052